Expected Expiry Dates of NOI's (Detail) (U.S., USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 9,646
Federal | Expiring 2013-2015
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	113
Federal | Expiring 2016-2020
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	791
Federal | Expiring 2021-2032
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	8,742
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	17,844
State | Expiring 2013-2015
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	113
State | Expiring 2016-2020
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	791
State | Expiring 2021-2032
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 16,940